Special Opportunities Fund, Inc.
Schedule of Investments
March 31, 2025 (Unaudited)

CLOSED-END FUNDS - 64.6%	Shares	Value
Aberdeen Japan Equity Fund, Inc.	20,114	$130,777
AllianceBernstein National Municipal Income Fund, Inc.	566,246	6,149,432
Bancroft Fund Ltd.	25,629	446,329
Bexil Investment Trust	350,673	4,383,413
BlackRock Innovation and Growth Term Trust	246,234	1,541,425
BNY Mellon Municipal Income, Inc.	621,787	4,464,431
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,229,252	7,092,784
Central Securities Corp.	219,394	9,863,954
Clough Global Opportunities Fund	127,291	622,453
Destra Multi-Alternative Fund	226,142	1,917,684
DWS Municipal Income Trust	100	938
Eaton Vance New York Municipal Bond Fund	309,210	2,934,403
Ellsworth Growth and Income Fund Ltd.	114,965	1,043,882
Gabelli Dividend & Income Trust	133,595	3,223,647
GDL Fund	149,757	1,233,249
General American Investors Co., Inc.	324,541	16,347,130
Herzfeld Caribbean Basin Fund, Inc.	0	0
Highland Opportunities and Income Fund	5,432	28,246
Mexico Equity & Income Fund, Inc.	100,100	872,872
MFS High Income Municipal Trust	128,578	474,453
MFS High Yield Municipal Trust	764,782	2,669,089
MFS Investment Grade Municipal Trust	245,919	1,947,678
Morgan Stanley India Investment Fund, Inc.	233,221	5,688,260
Neuberger Berman Municipal Fund, Inc.	43,608	453,523
Neuberger Berman Next Generation Connectivity Fund, Inc.	508,469	6,228,745
New Germany Fund, Inc.	366,983	3,600,103
Pershing Square Holdings Ltd. Fund	40,000	1,937,300
Platinum Asia Investments Ltd.	2,220,947	1,450,212
Principal Real Estate Income Fund	138,384	1,457,184
Saba Capital Income & Opportunities Fund	24,303	188,591
SRH Total Return Fund, Inc.	1,116,522	19,260,005
Total Return Securities Fund	236,992	2,185,066
Tortoise Energy Infrastructure Corp.	58,010	2,497,331
Tribeca Global Natural Resources Ltd. (a)	140,480	123,330
Virtus Total Return Fund, Inc.	76,770	458,317
TOTAL CLOSED-END FUNDS (Cost $93,016,299)		112,916,236

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 29.9%	Shares	Value
AA Mission Acquisition Corp. - Class A (a)	300,000	3,129,000
Aldel Financial II, Inc. (a)	38,904	393,319
Andretti Acquisition Corp. II - Class A (a)	105,200	1,065,676
Ares Acquisition Corp. II (a)	185,677	2,070,299
Bayview Acquisition Corp. - Class A (a)	18,044	196,499
Cantor Equity Partners I, Inc. - Class A (a)	100,000	1,024,500
Cantor Equity Partners, Inc. (a)	50,000	537,000
Cayson Acquisition Corp. (a)	150,000	1,530,000
Centurion Acquisition Corp. (a)	156,250	1,600,000
Churchill Capital Corp. IX (a)	4,032	43,505
Drugs Made In America Acquisition Corp. (a)	72,964	742,044
DT Cloud Star Acquisition Corp. (a)	130,956	1,340,989
Dynamix Corp. (a)	105,820	1,052,602
EQV Ventures Acquisition Corp. - Class A (a)	152,200	1,540,264
Eureka Acquisition Corp. (a)	51,000	525,300
Fact II Acquisition Corp. (a)	194,000	1,943,899
GigCapital7 Corp. - Class A (a)	192,000	1,943,040
Global Lights Acquisition Corp. (a)	65,000	704,600
Graf Global Corp. - Class A (a)	184,789	1,890,391
Haymaker Acquisition Corp. 4 (a)	246,028	2,703,848
Jackson Acquisition Co. II - Class A (a)	204,800	2,060,288
Launch One Acquisition Corp. (a)	281,100	2,870,031
Launch Two Acquisition Corp. - Class A (a)	167,659	1,696,709
Lionheart Holdings - Class A (a)	323,525	3,322,602
M3-Brigade Acquisition V Corp. - Class A (a)	274,888	2,806,607
Nabors Energy Transition Corp. II (a)	21,561	236,093
NewHold Investment Corp. III (a)	100,000	1,005,000
Oaktree Acquisition Corp. III Life Sciences (a)	12,500	127,875
Range Capital Acquisition Corp. (a)	175,000	1,758,750
Roman DBDR Acquisition Corp. II (a)	370,000	3,711,100
Silverbox Corp. IV - Class A (a)	55,093	560,665
SIM Acquisition Corp. I - Class A (a)	250,000	2,555,000
Spark I Acquisition Corp. (a)	35,889	385,807
Tavia Acquisition Corp. (a)	200,000	2,010,000
UY Scuti Acquisition Corp. (a)	21,145	212,613
Voyager Acquisition Corp. (a)	100,000	1,018,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $50,899,784)		52,313,915

COMMON STOCKS - 16.3%	Shares	Value
Broadline Retail - 0.4%
Macy's, Inc.	50,000	628,000

Financial Services - 4.0%
Cannae Holdings, Inc.	380,987	6,983,492

Food Products - 0.2%
Limoneira Co.	20,000	354,400

Oil, Gas & Consumable Fuels - 6.1%
Texas Pacific Land Corp.	8,000	10,599,920

Real Estate Management & Development - 5.6%
Howard Hughes Holdings, Inc. (a)	12,000	888,960
Seaport Entertainment Group, Inc. (a)	50,000	1,073,500
Tejon Ranch Co. (a)	500,000	7,925,000
		9,887,460
TOTAL COMMON STOCKS (Cost $21,962,784)		28,413,272

BUSINESS DEVELOPMENT COMPANIES – 10.5%	Shares	Value
CION Investment Corp.	909,621	9,414,577
Investcorp Credit Management BDC, Inc.	72,023	231,194
Logan Ridge Finance Corp.	81,161	1,785,542
OFS Capital Corp.	98,675	916,690
Portman Ridge Finance Corp.	82,217	1,179,814
Runway Growth Finance Corp.	359,622	3,722,088
SuRo Capital Corp. (a)	182,626	907,651
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $19,563,132)		18,157,556

TRUSTS - 1.7%	Certificates	Value
Copper Property CTL Pass Through Trust	225,780	2,917,642
TOTAL TRUSTS (Cost $2,493,016)		2,917,642

OPEN-END FUNDS - 0.8%	Shares	Value
T Rowe Price High Yield Fund, Inc. - Class Investor	235,673	1,377,030
TOTAL OPEN-END FUNDS (Cost $1,377,030)		1,377,030

PREFERRED STOCKS - 0.7%	Shares	Value
Diversified REITs - 0.2%
NexPoint Diversified Real Estate Trust, Series A, 5.50%, Perpetual	22,324	343,790

Office REITs - 0.0%(b)
Brookfield DTLA Fund Office Trust Investor, Inc., Series A, 7.63%, Perpetual	100,000	9,800

Other Financial Vehicles - 0.5%
Highland Opportunities and Income Fund, Series B, 5.38%, Perpetual	1,828	28,562
Oxford Lane Capital Corp., Series 2032, 7.95%, 02/29/2032	32,500	801,125
		829,687
TOTAL PREFERRED STOCKS (Cost $3,971,918)		1,183,277

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.3%	Shares	Value
Retail REITs - 0.3%
Cedar Realty Trust, Inc., Series C, 6.50%, Perpetual	30,610	458,691
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $479,650)		458,691

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%	Shares	Value
Diversified REITs - 0.2%
NexPoint Diversified Real Estate Trust	108,871	416,976
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,361,128)		416,976

WARRANTS - 0.2%	Contracts	Value
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)	150,000	9,975
Aldel Financial II, Inc., Expires 10/10/2029, Exercise Price $11.50 (a)	19,452	5,836
Andretti Acquisition Corp. II, Expires 10/24/2029, Exercise Price $11.50 (a)	52,600	9,457
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)	78,125	11,719
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50 (a)	1,008	806
Corner Growth Acquisition Corp., Expires 12/31/2027, Exercise Price $11.50 (a)(c)	33,333	0
Corner Growth Acquisition Corp. 2, Expires 06/17/2026, Exercise Price $11.50 (a)(c)	14,366	0
Dynamix Corp., Expires 12/06/2029, Exercise Price $11.50 (a)	52,910	15,085
EQV Ventures Acquisition Corp., Expires 07/01/2031, Exercise Price $11.50 (a)	50,733	18,264
Fact II Acquisition Corp., Expires 12/20/2029, Exercise Price $11.50 (a)	97,000	17,470
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50 (a)	192,000	18,374
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50 (a)	92,394	16,631
HWH INTL INC WT EXP, Expires 01/31/2027, Exercise Price $1.00 (a)(c)	23,750	0
iCoreConnect, Inc., Expires 05/15/2028, Exercise Price $230.00 (a)	150,000	225
Lamington Road, Expires 07/28/2025, Exercise Price $0.20 (a)(c)	640,000	0
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50 (a)	140,550	20,394
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50 (a)	41,538	8,727
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)	161,762	19,428
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)	50,000	14,500
Oaktree Acquisition Corp. III Life Sciences, Expires 12/13/2031, Exercise Price $11.50 (a)	2,500	1,875
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50 (a)	185,000	59,200
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50 (a)	8,322	2,913
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50 (a)	125,000	16,262
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (a)	50,000	7,510
ZyVersa Therapeutics, Inc., Expires 12/12/2027, Exercise Price $4,025.00 (a)(c)	65,250	0
TOTAL WARRANTS (Cost $244,247)		274,651

RIGHTS - 0.1%	Shares	Value
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00 (a)	150,000	21,015
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $10.00 (a)	100,000	15,500
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00 (a)	1,000	232
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (a)	137,500	17,188
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00 (a)	214,860	12,892
Jackson Acquisition Co. II, Expires 02/27/2026, Exercise Price $10.00 (a)	129,800	30,230
Range Capital Acquisition Corp., Expires 06/23/2026, Exercise Price $10.00 (a)	175,000	29,750
Tavia Acquisition Corp., Expires 11/26/2029, Exercise Price $10.00 (a)	150,000	18,015
TOTAL RIGHTS (Cost $155,099)		144,822

OTHER NOTES - 0.0%(b)	Par	Value
Legacy IMBDS, Inc., 8.50%, 09/30/2026 (c)(d)	23,458	0
TOTAL OTHER NOTES (Cost $586,450)		0

SHORT-TERM INVESTMENTS - 6.7%		Value
Money Market Funds - 6.7%	Shares
Fidelity Institutional Government Portfolio - Class Institutional, 4.23% (e)	5,838,590	5,838,590
Invesco Treasury Portfolio - Class Institutional, 4.25% (e)	5,838,591	5,838,591
TOTAL SHORT-TERM INVESTMENTS (Cost $11,677,181)		11,677,181

TOTAL INVESTMENTS - 131.8% (Cost $207,744,360)		230,291,249
Liabilities in Excess of Other Assets - (31.8)%		(55,566,532)
TOTAL NET ASSETS - 100.0%		$174,724,717
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(d)	Issuer is currently in default.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Special Opportunities Fund, Inc. has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Closed-End Funds	$112,916,236	$–	$–		$112,916,236
Special Purpose Acquisition Companies (SPACs)	38,756,493	13,557,422	–		52,313,915
Common Stocks	28,413,272	–	–		28,413,272
Business Development Companies	18,157,556	–	–		18,157,556
Trusts	2,917,642	–	–		2,917,642
Open-End Funds	–	1,377,030	–		1,377,030
Preferred Stocks	1,183,277	–	–		1,183,277
Real Estate Investment Trusts - Preferred	458,691	–	–		458,691
Real Estate Investment Trusts - Common	416,976	–	–		416,976
Warrants	183,734	90,917	–	(a)	274,651
Rights	232	144,590	–		144,822
Other Notes	–	–	–	(a)	–	(a)
Money Market Funds	11,677,181	–	–		11,677,181
Total Investments	$215,121,291	$15,169,958	$–	(a)	$230,291,249

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Unsecured Notes	Warrants
Balance as of 12/31/2024	$-	$-
Acquisitions	-	-
Dispositions	-	-
Transfers into (out of) Level 3	-	-
Accretion/Amortization	-	-
Corporate Actions	-	-
Realized Gain (Loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Balance as of 3/31/2025	$-	$-
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2025	$-	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025:

Category	Fair Value March 31, 2025	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Unsecured Notes	-	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	0.00
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Warrants	-	Last Traded Price	Market Assessments	0.00	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security